Financial Information by Segment - Summary of Revenue and Long-lived Tangible Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net revenue	$ 2,818,825	$ 2,386,527	$ 2,155,347
Long-Lived Tangible Assets	534,469	491,205
United States [Member]
Segment Reporting Information [Line Items]
Net revenue	1,724,704	1,453,160	1,380,314
Long-Lived Tangible Assets	295,786	290,708
Europe [Member]
Segment Reporting Information [Line Items]
Net revenue	483,857	396,480	361,810
Elsewhere [Member]
Segment Reporting Information [Line Items]
Net revenue	610,264	536,887	413,223
Long-Lived Tangible Assets	169,478	143,419
United Kingdom [Member]
Segment Reporting Information [Line Items]
Long-Lived Tangible Assets	37,928	27,515
China [Member]
Segment Reporting Information [Line Items]
Long-Lived Tangible Assets	$ 31,277	$ 29,563